Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Changes in goodwill [abstract]
Summary of Goodwill

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
At January 1	17,492	19,121
Business combinations	1,641	372
Disposals	(12)	-
At December 31	19,121	19,493